Deferred Income Taxes (Details 3) $ in Thousands	Dec. 31, 2018 CAD ($)
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	$ 6,277
Two Thousand Twenty Six [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	53
Two Thousand Twenty Seven [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	225
Two Thousand Thirty [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	455
Two Thousand Thirty One [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	778
Two Thousand Thirty Two [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	834
Two Thousand Thirty Three [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	272
Two Thousand Thirty Four [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	813
Two Thousand Thirty Five [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	1,013
Two Thousand Thirty Six [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	0
Two Thousand Thirty Seven [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	1,172
Two Thousand Thirty Eight [Member]
Disclosure of disaggregation of revenue from contracts with customers [line items]
Unrecognized unused non-capital losses	$ 662